Income Taxes (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Income tax payments	$ 0	$ 0
Foreign pre-tax income or losses	$ 0	$ 0